Non-current financial assets at fair value through other comprehensive income	12 Months Ended
Dec. 31, 2020
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Non-current financial assets at fair value through other comprehensive income
11.	Non-current financial assets at fair value through other comprehensive income

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	83,274	223,473

	121,808	262,007

a)
Based on the Group’s business model, the foreign unlisted stocks held for strategic investments were elected to classify as “Financial assets at fair value through other comprehensive income”. As of December 31, 2019 and 2020, the fair value of aforementioned investments is the carrying amount at the end of each reporting period.

b)	Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	85,022	(52,549)	140,199

c)	No financial assets at fair value through other comprehensive income were pledged to others.

d)	Information about fair value measurement is provided in Note 42 b).